Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,154.2	$ 2,027.4
Impairment	58.4
Ending balance	2,104.9	2,154.2	$ 2,027.4
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,724.2	3,461.5	3,411.8
Additions	237.7	435.2	341.5
Disposals	(65.3)	(64.2)	(185.2)
Impairment		(27.0)	(11.6)
Reclassifications	(163.9)	(26.1)	(56.8)
Interest on capitalized assets	22.1	16.1
Translation adjustments	33.1	(6.4)	(38.2)
Ending balance	3,757.8	3,724.2	3,461.5
Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(30.1)	(64.9)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,570.0)	(1,434.1)	(1,386.0)
Depreciation	(196.5)	(194.5)	(161.9)
Disposals	29.8	41.7	83.9
Reclassifications	92.3	8.7	17.7
Translation adjustments	(8.5)	8.2	12.2
Ending balance	(1,652.9)	(1,570.0)	(1,434.1)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	11.0
Ending balance	11.0	11.0	11.0
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.0	11.0	11.0
Ending balance	11.0	11.0	11.0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	465.8	435.7
Ending balance	532.9	465.8	435.7
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	657.1	616.5	577.6
Additions	4.1	0.6	1.6
Disposals	(8.1)	(9.3)	(0.1)
Reclassifications	85.5	49.9	40.6
Translation adjustments	3.2	(0.6)	(3.2)
Ending balance	741.8	657.1	616.5
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(191.3)	(180.8)	(165.3)
Depreciation	(21.3)	(20.0)	(15.9)
Disposals	4.1	9.2
Reclassifications	0.6		(0.5)
Translation adjustments	(1.0)	0.3	0.9
Ending balance	(208.9)	(191.3)	(180.8)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54.7	54.6
Ending balance	57.3	54.7	54.6
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156.1	151.8	145.3
Disposals		(0.2)	(0.1)
Reclassifications	4.8	4.4	7.1
Translation adjustments	0.5	0.1	(0.5)
Ending balance	161.4	156.1	151.8
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(101.4)	(97.2)	(93.9)
Depreciation	(3.0)	(4.2)	(4.0)
Reclassifications	0.4		0.5
Translation adjustments	(0.1)		0.2
Ending balance	(104.1)	(101.4)	(97.2)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	464.7	463.8
Ending balance	465.2	464.7	463.8
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	909.8	853.3	741.3
Additions	40.3	54.8	65.1
Disposals	(10.1)	(7.6)	(5.5)
Reclassifications	22.5	10.2	66.5
Translation adjustments	11.5	(0.9)	(14.1)
Ending balance	971.8	909.8	853.3
Machinery and equipment [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(2.2)
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(445.1)	(389.5)	(352.0)
Depreciation	(60.3)	(62.7)	(49.9)
Disposals	7.5	4.9	0.8
Reclassifications		1.8
Translation adjustments	(8.7)	0.4	11.6
Ending balance	(506.6)	(445.1)	(389.5)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34.1	32.6
Ending balance	31.5	34.1	32.6
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74.1	70.5	65.7
Additions	3.6	4.0	2.5
Disposals	(1.9)	(2.3)	(0.5)
Reclassifications	(1.4)	1.9	3.5
Translation adjustments	0.5		(0.7)
Ending balance	74.9	74.1	70.5
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(40.0)	(37.9)	(34.6)
Depreciation	(4.0)	(4.1)	(4.0)
Disposals	1.0	1.9	0.3
Translation adjustments	(0.4)	0.1	0.4
Ending balance	(43.4)	(40.0)	(37.9)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.1	4.5
Ending balance	4.1	4.1	4.5
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.8	17.0	16.0
Additions	0.4	0.7	0.8
Disposals	(0.7)	(0.9)	(0.4)
Reclassifications	0.5	0.2	1.0
Translation adjustments	0.5	(0.2)	(0.4)
Ending balance	17.5	16.8	17.0
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12.7)	(12.5)	(11.8)
Depreciation	(1.2)	(1.1)	(1.1)
Disposals	0.6	0.8
Reclassifications	0.3
Translation adjustments	(0.4)	0.1	0.4
Ending balance	(13.4)	(12.7)	(12.5)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162.8	167.1
Ending balance	111.9	162.8	167.1
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	316.7	323.5	521.3
Additions	14.4	137.4	23.6
Disposals	(8.1)	(17.8)	(158.6)
Impairment		(27.0)	(11.6)
Reclassifications	(104.0)	(34.7)	(50.7)
Translation adjustments		0.2	(0.5)
Ending balance	193.2	316.7	323.5
Aircraft [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(25.8)	(64.9)
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(153.9)	(156.4)	(217.6)
Depreciation	(25.6)	(25.4)	(31.9)
Disposals	6.9	15.5	75.1
Reclassifications	91.3	8.6	17.7
Translation adjustments		3.8	0.3
Ending balance	(81.3)	(153.9)	(156.4)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43.1	34.5
Ending balance	41.9	43.1	34.5
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	179.3	163.2	163.0
Additions	11.4	17.3	13.0
Disposals	(0.8)	(3.0)	(2.2)
Reclassifications	(0.7)	1.7	(9.0)
Translation adjustments	1.1	0.1	(1.6)
Ending balance	190.3	179.3	163.2
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(136.2)	(128.7)	(119.5)
Depreciation	(12.1)	(10.4)	(11.5)
Disposals	0.6	2.9	1.4
Reclassifications		(0.1)
Translation adjustments	(0.7)	0.1	0.9
Ending balance	(148.4)	(136.2)	(128.7)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	308.9	300.1
Ending balance	291.2	308.9	300.1
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	587.8	533.5	420.0
Additions	30.8	54.6	81.7
Disposals	(1.0)	(0.9)	(1.9)
Reclassifications	5.1	0.9	33.9
Translation adjustments	0.3	(0.3)	(0.2)
Ending balance	620.9	587.8	533.5
Tooling [member] | Gross carrying amount [member] | Republic airways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(2.1)
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(278.9)	(233.4)	(207.8)
Depreciation	(50.8)	(44.7)	(26.2)
Disposals	0.3	0.5	0.4
Reclassifications		(1.6)
Translation adjustments	(0.3)	0.3	0.2
Ending balance	(329.7)	(278.9)	(233.4)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20.0	13.4
Ending balance	16.1	20.0	13.4
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29.4	22.8	34.4
Additions	8.6	8.6	9.9
Reclassifications	(12.0)	(2.0)	(21.3)
Translation adjustments			(0.2)
Ending balance	26.0	29.4	22.8
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.4)	(9.4)	(9.4)
Depreciation	(0.2)
Reclassifications	(0.3)
Ending balance	(9.9)	(9.4)	(9.4)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	468.6	434.3
Ending balance	465.3	468.6	434.3
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	669.7	622.6	586.3
Additions	43.6	65.5	71.6
Disposals	(33.5)	(15.1)	(13.7)
Reclassifications	(22.2)	1.2	(6.1)
Translation adjustments	14.9	(4.5)	(15.5)
Ending balance	672.5	669.7	622.6
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(201.1)	(188.3)	(174.1)
Depreciation	(18.0)	(21.9)	(17.4)
Disposals	8.8	6.0	5.9
Translation adjustments	3.1	3.1	(2.7)
Ending balance	(207.2)	(201.1)	(188.3)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116.4	75.8
Ending balance	76.5	116.4	75.8
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116.4	75.8	129.9
Additions	80.5	91.7	71.7
Disposals	(1.1)	(7.1)	(2.2)
Reclassifications	(142.0)	(59.8)	(122.3)
Interest on capitalized assets	22.1	16.1
Translation adjustments	0.6	(0.3)	(1.3)
Ending balance	$ 76.5	$ 116.4	$ 75.8